October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniAssets Fund, Inc. (MUA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 0.5%
Grand Canyon University, 5.13%, 10/01/28	$2,445	$ 2,288,872
Total Corporate Bonds — 0.5% (Cost: $2,445,000)		2,288,872
Municipal Bonds
Alabama — 5.3%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	3,085	3,293,011
Series A, 5.25%, 05/01/55	850	920,381
Series F, 5.50%, 11/01/53	615	652,246
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	1,855	1,873,007
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	5,645	6,016,438
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	795	856,743
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	2,140	2,368,486
MidCity Improvement District, SAB
4.25%, 11/01/32	160	148,686
4.50%, 11/01/42	255	216,854
4.75%, 11/01/49	270	224,444
Mobile County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/54	4,545	4,615,861
Southeast Alabama Gas Supply District, Refunding RB, Series A, 5.00%, 08/01/54(a)	2,000	2,136,437
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	335	338,295
		23,660,889
Arizona — 4.2%
Arizona Industrial Development Authority, RB(b)
7.10%, 01/01/55	1,690	1,734,129
Series A, 5.00%, 12/15/39	250	250,495
Series B, 5.13%, 07/01/47	665	650,680
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	960	961,997
Series A, 5.50%, 07/01/52	1,775	1,738,721
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	93,971
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB(b)
5.00%, 07/01/35	320	320,981
5.00%, 07/01/45	255	255,170
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	1,555	1,303,548
5.00%, 07/01/56	465	438,591
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	875	869,507
Maricopa County Industrial Development Authority, RB
5.25%, 10/01/40(b)	465	438,667
5.50%, 10/01/51(b)	465	416,666
Series A, 3.00%, 09/01/51	5,155	3,805,980
AMT, 4.00%, 10/15/47(b)	1,995	1,766,543
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,650	1,791,143
Sierra Vista Industrial Development Authority, RB(b)
5.00%, 06/15/34	55	56,786
Security	Par (000)	Value
Arizona (continued)
Sierra Vista Industrial Development Authority, RB(b) (continued)
5.00%, 06/15/44	$515	$ 515,601
5.00%, 06/15/54	575	562,626
6.30%, 06/15/54	230	229,811
6.38%, 06/15/64	460	463,284
		18,664,897
Arkansas — 5.1%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	9,435	9,149,521
AMT, 4.75%, 09/01/49(b)	6,850	6,717,516
AMT, Sustainability Bonds, 7.38%, 07/01/48(b)	2,800	3,117,724
AMT, Sustainability Bonds, 5.45%, 09/01/52	2,325	2,389,185
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(b)	1,300	1,429,824
		22,803,770
California — 6.9%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	11,620	11,970,484
California Municipal Finance Authority, RB(b)
6.00%, 08/01/44	665	637,768
6.13%, 08/01/49	580	556,040
California School Finance Authority, RB, Series A, 6.40%, 07/01/48	1,570	1,573,086
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,650,970
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Series A, 3.00%, 09/01/56	1,570	1,084,932
Mezzanine Lien, 4.00%, 03/01/57	700	521,704
Series B, Mezzanine Lien, Sustainability Bonds, 4.00%, 12/01/59	6,035	3,808,743
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	4,000	2,659,090
Sustainability Bonds, 4.00%, 07/01/58	380	262,967
Series B, Sustainability Bonds, 4.00%, 07/01/58	435	288,063
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	20,525	2,212,537
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(b)(d)	1,705	759,248
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(c)	4,105	1,899,252
Rancho Mirage Community Facilities District, ST
Series A, 5.00%, 09/01/49	270	275,260
Series A, 5.00%, 09/01/54	200	202,415
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/43(b)(c)	1,500	567,619
		30,930,178
Colorado — 3.1%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	910	904,567
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(b)	665	536,441
Baseline Metropolitan District No. 1, GO, Series B, 6.75%, 12/15/54	690	692,927
Canyons Metropolitan District No 5 Refunding GOL, Series B, 6.50%, 12/01/54	625	644,168

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	$575	$ 554,238
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 4.13%, 11/15/53	1,025	953,647
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	265	290,845
5.25%, 11/01/52	555	590,327
Series A, 5.00%, 05/15/35	355	293,147
Series A, 5.00%, 05/15/44	385	278,075
Series A, 5.00%, 05/15/49	750	509,584
Green Valley Ranch East Metropolitan District No. 6, GOL, Series A, 5.88%, 12/01/50	935	944,416
Inspiration Metropolitan District, GOL, Series B, Subordinate, 5.00%, 12/15/36	721	659,974
Karl’s Farm Metropolitan District No. 2, GOL, Series A, 5.63%, 09/01/25(b)(e)	545	572,156
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	520	408,955
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	790	638,132
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	500	489,895
Palisade Metropolitan District No. 2, GOL, Subordinate, 7.25%, 12/15/49	1,211	1,147,058
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	759	759,624
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	1,065	721,538
St. Vrain Lakes Metropolitan District No. 4, GOL, Series A, 6.75%, 09/20/54(b)(d)	1,035	741,440
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	790	720,172
		14,051,326
Connecticut — 1.4%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/55(b)	325	272,894
Series A, Sustainability Bonds, 5.38%, 07/01/54	1,105	1,129,764
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,850	3,844,797
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(b)	941	941,113
		6,188,568
Delaware(b) — 0.4%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39	1,209	1,178,237
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	100	105,141
5.63%, 07/01/53	120	127,146
Town of Milton Delaware, ST
5.70%, 09/01/44	150	151,412
5.95%, 09/01/53	400	406,188
		1,968,124
Florida — 16.3%
Antillia Community Development District, SAB
5.60%, 05/01/44	140	143,714
5.88%, 05/01/54	170	174,232
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	510	501,057
Security	Par (000)	Value
Florida (continued)
Babcock Ranch Community Independent Special District, SAB (continued)
Series 2022, 5.00%, 05/01/53	$385	$ 356,821
Bella Collina Community Development District, SAB, 5.30%, 05/01/55	210	203,444
Berry Bay II Community Development District, SAB, Series 2024, 5.45%, 05/01/54	310	297,130
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,190	1,179,970
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/24	440	439,803
4.00%, 11/15/25	460	456,743
4.00%, 11/15/27	495	487,819
4.00%, 11/15/29	435	416,551
4.00%, 11/15/32	450	417,885
4.00%, 11/15/35	675	609,968
Buckhead Trails Community Development District, SAB
5.88%, 05/01/54	525	513,593
Series 2022, 5.75%, 05/01/52	400	415,219
Cabot Citrus Farms Community Development District, SAB, 5.25%, 03/01/29	1,070	1,088,249
Capital Projects Finance Authority, RB, 6.13%, 06/15/44(b)	190	194,190
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,385	1,388,966
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(b)	2,640	2,514,983
Series A, 5.00%, 12/15/49	370	360,331
Series A, 5.75%, 06/01/54(b)	940	789,784
Series A, 5.00%, 12/15/54	400	385,204
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(c)	23,405	1,720,666
Capital Trust Authority, RB(b)
5.00%, 07/01/44	260	255,905
5.25%, 07/01/54	460	450,015
Charlotte County Industrial Development Authority, RB, 5.00%, 10/01/49(b)	1,415	1,390,452
City of Tampa Florida, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(d)	590	590,372
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(f)(g)	630	14,962
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	215	218,388
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	5,000	5,081,361
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/48	875	273,589
Series A-2, 0.00%, 10/01/49	730	215,993
Series A-2, 0.00%, 10/01/52	1,200	303,090
Series A-2, 0.00%, 10/01/54	2,875	614,490
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	165	167,600
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	1,485	1,524,605
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(f)(g)	331	233,479
Series A, 5.75%, 06/15/29	690	690,503
Series A, 6.00%, 06/15/34	835	835,556
Series A, 6.13%, 06/15/44	3,180	3,181,541
Series A, 5.13%, 06/15/55	3,645	3,179,594
Series B, 4.50%, 12/15/56	3,985	2,953,291
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB(b) (continued)
Series C, 5.75%, 12/15/56	$1,325	$ 1,091,020
Class A, AMT, 4.38%, 10/01/54(a)	880	878,193
Class A, AMT, 8.25%, 07/01/57(a)	1,500	1,528,855
Florida Development Finance Corp., Refunding RB
AMT, 12.00%, 07/15/32(a)(b)	4,260	4,460,970
AMT, (AGM), 5.25%, 07/01/53	3,675	3,815,302
Golden Gem Community Development District, SAB, 6.00%, 05/01/55	1,700	1,728,850
Hammock Oaks Community Development District, SAB, 5.85%, 05/01/44	385	392,403
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	240	245,645
Lakewood Ranch Stewardship District, SAB
4.95%, 05/01/29(b)	105	105,932
5.50%, 05/01/39(b)	100	101,853
3.00%, 05/01/41	275	210,687
5.13%, 05/01/46	675	675,825
5.65%, 05/01/48(b)	135	136,410
Series 1B, 4.75%, 05/01/29	560	562,261
Series 1B, 5.30%, 05/01/39	645	651,813
Series 1B, 5.45%, 05/01/48	1,150	1,152,931
Laurel Road Community Development District, SAB, Series A-1, 2.60%, 05/01/26	80	78,513
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	375	375,920
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	230	223,627
5.50%, 05/01/54	345	333,192
Marion Ranch Community Development District, SAB
5.70%, 05/01/44	200	206,788
5.95%, 05/01/54	210	215,332
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/37	845	844,930
Series B, 5.00%, 05/01/37	495	494,964
Normandy Community Development District, SAB, 5.55%, 05/01/54(b)	575	550,694
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	100	103,765
Series A, 6.00%, 05/01/54	165	168,953
North Powerline Road Community Development District, SAB, 5.63%, 05/01/52(b)	910	934,071
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	310	278,987
Series A-1, 4.25%, 05/01/51	530	450,593
Series A-2, 4.20%, 05/01/35	125	118,950
Parrish Lakes Community Development District, SAB, 5.80%, 05/01/54	695	707,048
Poitras East Community Development District, SAB, 5.00%, 05/01/43	690	674,011
Rolling Hills Community Development District, Refunding SAB, Series A-2, 3.65%, 05/01/32	860	780,301
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	1,145	938,092
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	985	971,521
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(b)	365	350,685
Security	Par (000)	Value
Florida (continued)
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	$225	$ 230,191
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	720	547,070
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(f)(g)	875	88
Trout Creek Community Development District, SAB
5.38%, 05/01/38	430	438,468
5.50%, 05/01/49	1,105	1,118,206
Village Community Development District No. 14, SAB
5.38%, 05/01/42	1,075	1,111,261
5.50%, 05/01/53	795	814,792
Village Community Development District No. 15, SAB, 4.80%, 05/01/55(b)	920	923,482
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	1,020	1,066,586
West Villages Improvement District, SAB
4.75%, 05/01/39	455	453,299
5.00%, 05/01/50	940	921,653
5.63%, 05/01/54	325	327,151
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	255	263,680
		72,986,922
Georgia — 1.4%
Atlanta Development Authority, TA(b)
Series A, 5.00%, 04/01/34	650	655,459
Series A, 5.50%, 04/01/39	1,005	1,022,565
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	765	599,801
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(b)	265	269,604
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	290	286,678
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	855	795,316
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/38	340	368,637
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,195	1,269,772
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	915	950,422
		6,218,254
Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(b)	580	617,048
Illinois — 6.9%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	3,500	3,433,431
Series C, 5.25%, 12/01/35	1,655	1,655,882
Series D, 5.00%, 12/01/46	2,155	2,135,063
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	745	710,684
Series B, 4.00%, 12/01/41	1,665	1,497,131
Series D, 5.00%, 12/01/31	1,000	1,020,219
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	1,260	1,301,667
Illinois Finance Authority, RB(b)
Class A, Sustainability Bonds, 5.00%, 07/01/51	2,000	1,396,261
Class A, Sustainability Bonds, 5.00%, 07/01/56	2,000	1,355,674
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(e)	45	46,156

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued)
6.00%, 02/01/34	$365	$ 365,121
4.00%, 02/15/41	1,385	1,338,530
6.13%, 02/01/45	655	655,120
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	1,795	1,722,664
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	1,020	1,038,929
Series A, 5.50%, 06/15/53	2,370	2,399,672
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,920	2,686,796
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, 0.00%, 12/15/54(c)	14,000	3,482,140
State of Illinois, GO
5.50%, 05/01/30	530	574,435
5.50%, 05/01/39	1,055	1,139,556
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	1,174	1,173,224
		31,128,355
Indiana — 0.7%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	255	262,004
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(f)(g)	1,715	1,112,606
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	1,060	1,170,737
Indiana Finance Authority, Refunding RB, Series A, 5.50%, 09/15/44	555	589,592
		3,134,939
Kansas(b) — 0.2%
City of Shawnee Kansas, RB
5.00%, 08/01/41	230	229,323
5.00%, 08/01/56	850	788,645
		1,017,968
Kentucky(b) — 0.5%
City of Henderson Kentucky, RB
Series A, AMT, 4.70%, 01/01/52	230	222,249
Series B, AMT, 4.45%, 01/01/42	2,000	1,976,570
		2,198,819
Louisiana — 1.1%
Louisiana Public Facilities Authority, RB
Series A, 6.50%, 06/01/62(b)	280	276,277
AMT, 5.50%, 09/01/59	1,865	1,985,723
Class R2, AMT, 6.50%, 10/01/53(a)(b)	835	883,474
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40(b)	1,580	1,708,232
		4,853,706
Maine(b) — 0.7%
Finance Authority of Maine, RB, AMT, Sustainability Bonds, 8.00%, 12/01/51	1,185	427,734
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37	3,100	2,859,349
		3,287,083
Maryland — 1.1%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	325	320,727
Maryland Economic Development Corp., RB
5.00%, 07/01/56	360	368,733
Security	Par (000)	Value
Maryland (continued)
Maryland Economic Development Corp., RB (continued)
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	$1,315	$ 1,370,658
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)	3,010	3,102,941
		5,163,059
Massachusetts — 0.1%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 10/01/57(b)	500	500,083
Michigan — 0.9%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	409,390
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	2,405	2,232,865
Michigan Strategic Fund, RB
5.00%, 11/15/42	345	346,660
AMT, 5.00%, 12/31/43	1,200	1,218,824
		4,207,739
Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	685	607,261
Kansas City Industrial Development Authority, RB(b)
Series A-1, 5.00%, 06/01/46	375	368,349
Series A-1, 5.00%, 06/01/54	240	230,214
		1,205,824
Nevada — 0.5%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	1,070	1,102,269
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	670	691,076
5.00%, 07/01/45	460	467,871
		2,261,216
New Hampshire — 1.7%
New Hampshire Business Finance Authority, RB
5.25%, 12/01/35(b)	2,375	2,294,531
5.38%, 12/15/35(b)	2,310	2,255,319
Series A, 4.13%, 08/15/40	530	474,028
Series A, 4.25%, 08/15/46	595	506,112
Series A, 4.50%, 08/15/55	1,235	1,030,542
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	939	918,668
		7,479,200
New Jersey — 6.5%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,065	1,065,000
5.25%, 11/01/44	770	770,000
New Jersey Economic Development Authority, RB
6.00%, 10/01/43	1,530	1,532,230
Class A, 5.25%, 11/01/47	2,650	2,864,487
Series A, 5.00%, 07/01/37	260	260,303
Series A, 5.25%, 11/01/54(b)	1,675	1,502,013
Series B, 6.50%, 04/01/31	1,510	1,554,464
Series B, 5.00%, 06/15/43	2,245	2,325,227
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
AMT, 5.38%, 01/01/43	$2,155	$ 2,159,206
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(b)	500	500,126
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,655	2,517,359
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	400	389,785
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.25%, 06/15/41	1,140	1,150,238
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	8,950	5,854,486
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,780	4,789,939
		29,234,863
New York — 13.9%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51(f)(g)	1,500	810,000
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	745	726,526
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	300	299,969
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	2,020	1,943,187
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,637,656
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	185	156,244
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	740	758,565
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	565	585,023
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	840	877,066
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	1,895	1,825,172
Series C-1A, 4.20%, 11/01/44	3,475	3,350,785
Series C-1A, 4.30%, 11/01/47	2,845	2,731,629
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	4,700	4,701,437
Series A, 5.00%, 06/01/42	3,155	2,981,100
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	215	210,009
Series A-2B, 5.00%, 06/01/51	4,340	4,050,089
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	6,205	6,175,364
Class 2, 5.38%, 11/15/40(b)	1,080	1,080,153
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,250	1,655,512
New York State Urban Development Corp., Refunding RB, 3.00%, 03/15/48	9,655	7,664,271
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	745	798,612
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,175	1,221,988
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	4,870	5,000,260
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	1,490	1,575,687
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 12/31/54(h)	3,465	3,655,195
Security	Par (000)	Value
New York (continued)
Oneida Indian Nation of New York, RB, Series B, 6.00%, 09/01/43(b)	$440	$ 478,610
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 239, Sustainability Bonds, (SONYMA), 2.70%, 10/01/47	3,370	2,407,891
Suffolk Regional Off-Track Betting Co., RB, 5.00%, 12/01/34	605	610,841
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	730	736,217
5.00%, 07/01/56	810	778,020
		62,483,078
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,864,135
Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority Refunding RB, 0.00%, 06/01/57(c)	15,880	1,464,776
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,345	2,114,782
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	875	878,151
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	240	236,222
5.25%, 05/01/40	240	228,395
5.50%, 05/01/50	1,130	1,046,385
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	365	356,338
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)	1,300	1,229,945
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	375	336,157
		7,891,151
Oklahoma — 1.6%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(b)	4,560	4,540,967
Series B, 5.50%, 08/15/52	1,570	1,607,199
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	325	291,684
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	765,508
		7,205,358
Oregon(b) — 0.1%
Oregon State Facilities Authority, RB
Series A, 5.00%, 06/15/29	100	99,514
Series A, 5.00%, 06/15/39	565	537,327
		636,841
Pennsylvania — 5.0%
Allegheny Community Broadband Inc RB(b)
7.75%, 09/01/45	205	203,976
8.00%, 09/01/51	240	239,063
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	5,240	4,751,797
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/42	3,560	3,644,520
Series A, 5.25%, 05/01/32	100	104,359
Series A, 5.25%, 05/01/42	100	101,193
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	1,110	963,710

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	$200	$ 163,344
Doylestown Hospital Authority, Refunding RB(b)
5.00%, 07/01/31	190	197,753
5.38%, 07/01/39	430	463,074
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/59	390	391,147
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,315	1,316,960
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	670	678,385
Series C, 5.25%, 12/01/37(a)	1,170	1,184,649
AMT, 5.50%, 11/01/44	2,710	2,710,950
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	245	242,208
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	5,000	4,691,077
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	580	642,316
		22,690,481
Puerto Rico — 15.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	32,150	2,059,311
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.38%, 07/01/25	— (i)	1
Series A-1, Restructured, 5.63%, 07/01/27	— (i)	2
Series A-1, Restructured, 5.63%, 07/01/29	1,190	1,280,036
Series A-1, Restructured, 5.75%, 07/01/31	2,153	2,368,052
Series A-1, Restructured, 4.00%, 07/01/35	4,100	4,041,104
Series A-1, Restructured, 4.00%, 07/01/37	1,452	1,419,960
Series A-1, Restructured, 4.00%, 07/01/41	656	620,393
Series A-1, Restructured, 4.00%, 07/01/46	682	629,211
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,765	1,194,653
Commonwealth of Puerto Rico, RB(a)(f)(g)
0.00%, 11/01/51	41,724	22,247,108
Series A-1, 0.00%, 11/01/43	3,720	2,385,444
Puerto Rico Electric Power Authority, RB
Series A, 5.00%, 07/01/29(f)(g)	660	283,400
Series A, 7.00%, 07/01/33(f)(g)	3,295	1,414,853
Series A, 6.75%, 07/01/36(f)(g)	1,335	573,241
Series A, 5.00%, 07/01/42(f)(g)	910	390,748
Series A, 7.00%, 07/01/43(f)(g)	375	161,023
Series A-1, 10.00%, 07/01/19(f)(g)	75	32,245
Series A-2, 10.00%, 07/01/19(f)(g)	379	162,679
Series A-3, 10.00%, 07/01/19(f)(g)	323	138,699
Series B-3, 10.00%, 07/01/19(f)(g)	323	138,699
Series C-1, 5.40%, 01/01/18(f)(g)	887	381,067
Series C-2, 5.40%, 07/01/18(f)(g)	888	381,129
Series C-3, 5.40%, 01/01/20(f)(g)	90	38,526
Series C-4, 5.40%, 07/01/20(f)(g)	90	38,526
Series CCC, 5.25%, 07/01/26(f)(g)	260	111,642
Series CCC, 5.25%, 07/01/28(f)(g)	145	62,262
Series D-1, 7.50%, 01/01/20(f)(g)	761	326,671
Series D-4, 7.50%, 07/01/20(f)(g)	404	173,424
Series TT, 5.00%, 07/01/18(f)(g)	295	126,671
Series TT, 5.00%, 07/01/25(f)(g)	100	42,939
Series TT, 5.00%, 07/01/26(f)(g)	225	96,614
Series WW, 5.50%, 07/01/17(f)(g)	200	85,879
Series WW, 5.50%, 07/01/18(f)(g)	1,175	504,538
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series WW, 5.50%, 07/01/19(f)(g)	$145	$ 62,262
Series WW, 5.50%, 07/01/20	1,595	684,883
Series WW, 5.38%, 07/01/22(f)(g)	1,310	562,506
Series WW, 5.25%, 07/01/33(f)(g)	120	51,527
Series WW, 5.50%, 07/01/38(f)(g)	205	88,026
Series XX, 5.25%, 07/01/17(f)(g)	110	47,233
Series XX, 5.25%, 07/01/35(f)(g)	645	276,959
Series XX, 5.75%, 07/01/36(f)(g)	860	369,279
Series XX, 5.25%, 07/01/40(f)(g)	1,020	437,982
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	2,545	1,092,807
Series AAA, 5.25%, 07/01/29	95	40,792
Series UU, 0.00%, 07/01/17(a)	60	25,764
Series UU, 0.00%, 07/01/18(a)	55	23,617
Series UU, 0.00%, 07/01/20(a)	495	212,550
Series UU, 3.95%, 07/01/31(a)	580	249,048
Series ZZ, 5.25%, 07/01/19	455	195,374
Series ZZ, 5.25%, 07/01/24	345	148,141
Series ZZ, 5.00%, 12/29/49	145	62,262
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	1,085	465,892
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	265	310,305
Series A-2, AMT, 6.50%, 01/01/42	175	204,014
Series A-2, AMT, 6.75%, 01/01/45	265	310,407
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,453	2,420,218
Series A-1, Restructured, 5.00%, 07/01/58	5,234	5,240,306
Series A-2, Restructured, 4.54%, 07/01/53	21	20,278
Series A-2, Restructured, 4.78%, 07/01/58	2,080	2,057,530
Series A-2, Restructured, 4.33%, 07/01/40	1,980	1,959,232
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,408,568
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	200	167,484
Series A-1, Restructured, 0.00%, 07/01/33	1,023	719,658
Series A-1, Restructured, 0.00%, 07/01/46	11,221	3,597,707
Series B-1, Restructured, 0.00%, 07/01/46	883	287,570
		68,710,931
Rhode Island — 0.6%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	4,190	1,676,000
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	980	982,222
		2,658,222
South Carolina — 0.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,110	3,360,153
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	605	584,834
		3,944,987
Tennessee — 2.0%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	3,000	3,093,987
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	$3,270	$ 1,295,451
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,610	1,750,270
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	2,520	2,720,618
		8,860,326
Texas — 10.0%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	715	496,364
Arlington Higher Education Finance Corp., RB, 7.88%, 11/01/62(b)	565	591,177
Central Texas Regional Mobility Authority, Refunding RB(c)
0.00%, 01/01/28	1,000	903,045
0.00%, 01/01/29	2,000	1,739,990
0.00%, 01/01/30	1,170	978,442
0.00%, 01/01/33	3,690	2,708,720
0.00%, 01/01/34	4,000	2,802,166
City of Anna Texas, SAB, 5.75%, 09/15/54(b)	445	446,274
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	112	110,854
6.13%, 09/15/44	198	191,014
6.50%, 09/15/54	297	289,863
City of Fate Texas, SAB, 5.75%, 08/15/54(b)	110	112,399
City of Houston Texas Airport System Revenue, ARB
AMT, 4.00%, 07/15/41	3,350	3,099,432
Series A, AMT, 6.63%, 07/15/38	2,890	2,894,770
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	250	254,843
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	5,730	5,732,965
Series C, AMT, 5.00%, 07/15/27	1,615	1,647,607
City of Oak Point Texas, SAB(b)
4.25%, 09/01/31	75	74,374
4.38%, 09/01/31	50	49,573
5.00%, 09/01/44	100	97,362
5.13%, 09/01/44	150	146,466
5.10%, 09/15/44	200	191,746
5.25%, 09/01/54	200	193,321
5.38%, 09/01/54	247	239,677
5.25%, 09/15/54	200	188,615
City of San Marcos Texas, SAB(b)
4.00%, 09/01/32	100	96,537
4.50%, 09/01/51	480	413,503
City of Sinton Texas, SAB(b)
5.13%, 09/01/42	858	843,266
5.25%, 09/01/51	1,195	1,155,781
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)	100	97,272
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	1,650	1,585,559
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	1,650	1,473,277
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	290	291,359
Series A, 5.75%, 08/15/45	580	584,986
Port of Beaumont Navigation District, ARB(b)
Series A, AMT, 5.00%, 01/01/39	3,435	3,489,879
Security	Par (000)	Value
Texas (continued)
Port of Beaumont Navigation District, ARB(b) (continued)
Series A, AMT, 5.13%, 01/01/44	$1,530	$ 1,547,674
Port of Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	1,270	1,161,659
Series A, AMT, 4.00%, 01/01/50	2,075	1,749,167
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	860	909,915
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	3,155	3,387,673
		44,968,566
Utah — 1.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	570	580,787
County of Utah, RB, Series A, 3.00%, 05/15/50	1,000	772,731
MIDA Mountain Veterans Program Public Infrastructure District TA, 5.20%, 06/01/54(b)	620	619,448
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(b)	1,485	1,467,527
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	470	407,668
Utah Infrastructure Agency, RB
5.50%, 10/15/44	160	174,436
5.50%, 10/15/48	150	161,749
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	185	188,638
		4,372,984
Vermont — 0.7%
East Central Vermont Telecommunications District, RB, Series A, 4.50%, 12/01/44(b)	4,000	3,320,601
Virginia — 2.7%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	2,435	2,253,430
James City County Economic Development Authority, RB
Series A, 6.88%, 12/01/58	605	661,032
Series C3, 5.25%, 12/01/27	435	435,352
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	465	466,253
5.00%, 03/01/45	475	460,093
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	300	293,695
Series A, 5.00%, 01/01/34	485	487,713
Series A, 5.00%, 01/01/49	955	885,118
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,370	2,291,983
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	600	684,033
Series B3, 5.38%, 09/01/29	425	436,001
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,000	2,012,360
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	840	740,522
		12,107,585
Washington — 0.9%
Washington State Housing Finance Commission, RB
6.00%, 07/01/59	100	99,950
Series A, 5.00%, 07/01/50(b)	450	427,995

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, RB (continued)
Series A, 5.75%, 01/01/53(b)	$275	$ 265,746
Series A, 5.88%, 01/01/59(b)	225	218,361
Series B2, 3.95%, 07/01/29(b)	1,080	1,037,852
Washington State Housing Finance Commission, Refunding RB
5.75%, 01/01/35(b)	315	315,300
6.00%, 01/01/45(b)	850	850,628
Series A, 5.00%, 07/01/43	340	355,444
Series A, 5.00%, 07/01/48	320	328,974
		3,900,250
Wisconsin — 9.9%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	1,595	1,318,399
Public Finance Authority, RB
6.25%, 10/01/31(b)(f)(g)	605	51,425
5.50%, 12/15/32(b)	2,600	2,530,219
5.75%, 12/15/33(b)	4,660	4,546,285
5.00%, 06/15/41(b)	345	344,065
5.00%, 12/15/44(b)	160	160,197
7.00%, 10/01/47(b)(f)(g)	605	51,425
5.00%, 06/15/49	530	532,442
5.63%, 06/15/49(b)	2,470	2,210,020
5.00%, 06/15/53	355	355,498
5.00%, 12/15/54(b)	460	452,405
5.00%, 06/15/55(b)	895	843,850
5.00%, 01/01/56(b)	1,470	1,255,022
Class A, 5.00%, 06/15/56(b)	495	417,118
Series A, 7.75%, 07/01/43(b)	3,270	3,365,268
Series A, 6.85%, 11/01/46(b)(f)(g)	900	435,375
Series A, 7.00%, 11/01/46(b)(f)(g)	570	275,738
Series A, 5.63%, 06/15/49(b)	2,855	2,736,067
Series A, 5.25%, 12/01/51(b)	1,470	990,368
Series A, 5.00%, 06/15/55(b)	4,030	3,315,977
Series A, 4.75%, 06/15/56(b)	2,975	2,196,355
Series A, 7.50%, 07/01/59(b)	3,020	3,339,141
Series A-1, 4.50%, 01/01/35(b)	1,160	1,142,468
Series A-4, 5.50%, 11/15/32(b)	2,445	2,380,470
Series B, 0.00%, 01/01/35(b)(c)	1,535	827,827
Series B, 0.00%, 01/01/60(b)(c)	35,940	2,845,937
AMT, Sustainability Bonds, 4.00%, 09/30/51	1,025	889,073
AMT, Sustainability Bonds, 4.00%, 03/31/56	980	832,528
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/59	1,700	1,812,833
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	1,145	1,113,268
4.00%, 01/01/47	910	778,460
		44,345,523
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,345	1,226,768
Total Municipal Bonds — 132.5% (Cost: $608,622,634)		594,950,617
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Florida — 1.7%
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	$7,120	$ 7,737,407
New York — 1.9%
New York City Housing Development Corp., RB, M/F Housing, Series D-1B, Sustainability Bonds, 4.25%, 11/01/45	9,000	8,458,914
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.6% (Cost: $16,805,605)		16,196,321
Total Long-Term Investments — 136.6% (Cost: $627,873,239)		613,435,810

	Shares
Short-Term Securities
	Money Market Funds — 3.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(k)(l)	13,839,438	13,840,821
	Total Short-Term Securities — 3.1% (Cost: $13,840,821)	13,840,821
	Total Investments — 139.7% (Cost: $641,714,060)	627,276,631
	Other Assets Less Liabilities — 1.5%	6,571,785
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.2)%	(9,894,518)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (39.0)%	(174,941,381)
	Net Assets Applicable to Common Shares — 100.0%	$ 449,012,517

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Rounds to less than 1,000.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniAssets Fund, Inc. (MUA)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 12,746,476	$ 1,094,345 (a)	$ —	$ 1,104	$ (1,104)	$ 13,840,821	13,839,438	$ 41,910	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,288,872	$ —	$ 2,288,872
Municipal Bonds	—	594,950,617	—	594,950,617
Municipal Bonds Transferred to Tender Option Bond Trusts	—	16,196,321	—	16,196,321
Short-Term Securities
Money Market Funds	13,840,821	—	—	13,840,821
Unfunded Commitments(a)	—	—	2,108,072	2,108,072
	$13,840,821	$613,435,810	$2,108,072	$629,384,703

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(9,840,000)	$—	$(9,840,000)
VRDP Shares at Liquidation Value	—	(175,000,000)	—	(175,000,000)
	$—	$(184,840,000)	$—	$(184,840,000)

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniAssets Fund, Inc. (MUA)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
Schedule of Investments